Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance Beginning at Oct. 31, 2021		$ 5,792,009	$ 250,567	$ 727,860		$ (3,252,358)	$ 3,518,078
Balance Beginning (in Shares) at Oct. 31, 2021	[1]	41,695
Net loss for the period						(6,894,868)	(6,894,868)
Foreign currency translation gain					(21,250)		(21,250)
Total comprehensive loss for the year					(21,250)	(6,894,868)	(6,916,118)
Common shares issued for services		$ 38,684		107,222			145,906
Common shares issued for services (in Shares)	[1]	89
Units issued for cash		$ 559,118	139,779				698,897
Units issued for cash (in Shares)	[1]	1,325
Issuance costs		$ (55,912)	(13,978)				(69,890)
Units issued for short-term investment		$ 372,745	82,742				455,487
Units issued for short-term investment (in Shares)	[1]	883
Share-based compensation				1,061,642			1,061,642
Share-based compensation (in Shares)
Balance Ending at Oct. 31, 2022		$ 6,706,644	459,110	1,896,724	(21,250)	(10,147,226)	(1,105,998)
Balance Ending (in Shares) at Oct. 31, 2022	[1]	43,992
Net loss for the period						(8,620,837)	(8,620,837)
Issuance of common shares		$ 6,026,327		337,579			6,363,906
Issuance of common shares (in Shares)	[1]	38,462
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.)		$ 296,845	231				297,076
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.) (in Shares)	[1]	1,494
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii))		$ 1,455,832					1,455,832
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii)) (in Shares)	[1]	150,191
Issuance of common shares upon vesting of restricted share units		$ 263,408		(263,408)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	1,391
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii))		$ 1,069,478					1,069,478
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii)) (in Shares)	[1]	250,000
Exercise of warrants		$ 1,164,117					1,164,117
Exercise of warrants (in Shares)	[1]	119,433
Foreign currency translation gain
Total comprehensive loss for the year							(8,620,837)
Common shares issued for services		$ 148,572		(101,888)			46,684
Common shares issued for services (in Shares)	[1]	2,374
Share-based compensation				313,214			313,214
Share-based compensation (in Shares)
Balance Ending at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance Ending (in Shares) at Oct. 31, 2023	[1]	607,337
Net loss for the period						(4,369,934)	(4,369,934)
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii))		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii)) (in Shares)		1,500,000
Exercise of warrants		$ 4,594,808					4,594,808
Exercise of warrants (in Shares)		1,500,274
Common shares issued for services		$ 511,190		(511,190)
Common shares issued for services (in Shares)		306,838
Share-based compensation		$ 103,699		701,062			804,761
Share-based compensation (in Shares)		64,794
Balance Ending at Jul. 31, 2024		$ 23,800,735	459,341	2,372,093	(21,250)	(23,137,997)	3,472,922
Balance Ending (in Shares) at Jul. 31, 2024		3,979,243
Balance Beginning at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance Beginning (in Shares) at Oct. 31, 2023	[1]	607,337
Net loss for the period						(5,254,678)	(5,254,678)
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii))		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii)) (in Shares)	[1]	1,500,000
Issuance of common shares upon vesting of restricted share units		$ 541,835		(541,835)
Issuance of common shares upon vesting of restricted share units (in Shares)		329,338
Exercise of warrants		$ 4,667,400					4,667,400
Exercise of warrants (in Shares)		1,569,866
Foreign currency translation gain
Total comprehensive loss for the year							(5,254,678)
Share-based compensation		$ 367,983		883,560			1,251,543
Share-based compensation (in Shares)		258,645
Balance Ending at Oct. 31, 2024		$ 24,168,256	459,341	2,523,946	(21,250)	(24,022,741)	3,107,552
Balance Ending (in Shares) at Oct. 31, 2024	[1]	4,265,186
Net loss for the period						(3,169,141)	(3,169,141)
Issuance of common shares upon vesting of restricted share units		$ 964,836		(964,836)
Issuance of common shares upon vesting of restricted share units (in Shares)		803,867
Exercise of warrants		$ 437,007					437,007
Exercise of warrants (in Shares)		310,388
Share-based compensation				690,250			690,250
Balance Ending at Jul. 31, 2025		$ 25,570,099	$ 459,341	$ 2,249,360	$ (21,250)	$ (27,191,882)	$ 1,065,668
Balance Ending (in Shares) at Jul. 31, 2025		5,379,441

[1]	On September 30, 2022 and on November 28, 2023, the Company effected 1-for-30 reverse splits of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.